Subsequent Events	12 Months Ended
Apr. 02, 2023
Disclosure of non-adjusting events after reporting period [abstract]
Subsequent Events	Subsequent EventsSubsequent to the year ended April 2, 2023, on May 15, 2023, the Company entered into a further amendment to the revolving facility and the term loan. Following the amendment, the revolving facility has multiple interest rate charge options that are based on the Canadian prime rate, Banker's Acceptance rate, the lenders' Alternate Base Rate, European Base Rate, SOFR rate, or EURIBOR rate plus an applicable margin, with interest payable the earlier of quarterly or at the end of the then current interest period (whichever is earlier). The revolving facility now matures on May 15, 2028. Following the amendment, the term loan has an interest rate of SOFR plus a an applicable margin of 3.50% payable quarterly in arrears and SOFR may not be less than 0.75%.